Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision for Income Taxes Based on Losses from Continuing Operations

The provision for income taxes based on losses from continuing operations consists of the following at December 31 (in thousands):

	Years ended December 31,
	2017	2016
Current:
State	$1	$—

Total current provision	1	—
Deferred:
Federal	9,781	(14,035)
State	3,171	(2,443)
Foreign	—	(114)

Total deferred expense (benefit)	12,952	(16,592)
Valuation allowance	(12,953)	16,592

Total income tax provision	$—	$—

Schedule of Significant Components of the Company's Taxes and the Rates

Significant components of the Company’s taxes and the rates as of December 31 are shown below (in thousands, except percentages):

	Years ended December 31,
	2017		2016
Tax computed at the federal statutory rate	$(8,591)	34%	$(13,206)	34%
State tax, net of federal tax benefit	(697)	3%	(2,286)	6%
Foreign tax	—	—%	(114)	—%
Permanent Items	(706)	3%	(114)	—%
Tax credits	(431)	2%	(1,276)	3%
Valuation allowance increase	(11,029)	43%	16,996	(43)%
Tax rate change	21,454	(85)%	—	—%

Provision for income taxes	$—	—%	$—	—%

Schedule of Significant Components of the Company's Deferred Tax Assets

Significant components of the Company’s deferred tax assets and liabilities from federal and state income taxes as of December 31 are shown below (in thousands):

	Years ended December 31,
	2017	2016
Deferred tax assets:
Tax loss carryforwards	$29,713	$41,502
Research and development credits and other tax credits	3,084	2,817
Stock-based compensation	3,565	4,658
Other	945	1,283

Total deferred tax assets	37,307	50,260
Valuation allowance	(37,307)	(50,260)

Net deferred tax asset	$—	$—